UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (16.8%)(a)
		Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035		$978,882	$160,980
FRB Ser. 05-R3, Class AF, 0.694s, 2035		951,101	765,636

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037		387,543	604,427
IFB Ser. 2976, Class LC, 23.4s, 2035		201,360	312,530
IFB Ser. 2979, Class AS, 23.253s, 2034		268,893	360,055
IFB Ser. 3072, Class SM, 22.776s, 2035		716,733	1,081,221
IFB Ser. 3072, Class SB, 22.63s, 2035		583,806	876,936
IFB Ser. 3249, Class PS, 21.357s, 2036		428,307	620,234
IFB Ser. 3065, Class DC, 19.025s, 2035		2,756,875	4,141,764
IFB Ser. 3031, Class BS, 16.029s, 2035		723,185	1,046,654
IFB Ser. 3835, Class SN, 15.429s, 2041		771,372,719	16,176,022
IFB Ser. 3727, Class PS, IO, 6.422s, 2038		14,381,623	1,731,461
IFB Ser. 3287, Class SE, IO, 6.422s, 2037		1,320,080	169,551
IFB Ser. 3852, Class KS, IO, 6.272s, 2041		2,899,394	450,566
IFB Ser. 3485, Class SI, IO, 6.272s, 2036		1,501,516	213,696
IFB Ser. 3934, Class SA, IO, 6.122s, 2041		2,767,041	477,564
IFB Ser. 3852, Class SG, 4.752s, 2041		4,323,272	4,249,906
Ser. 3747, Class HI, IO, 4 1/2s, 2037		553,373	66,060
Ser. 3768, Class MI, IO, 4s, 2035		12,478,529	1,253,548
Ser. 3738, Class MI, IO, 4s, 2034		19,312,302	1,722,791
Ser. 3707, Class HI, IO, 4s, 2023		938,076	37,851
FRB Ser. T-57, Class 2A1, 3.59s, 2043		1,663	1,663
Ser. 3327, Class IF, IO, zero %, 2037		12,161	1
Ser. 3439, Class AO, PO, zero %, 2037		26,154	26,141
Ser. 3391, PO, zero %, 2037		91,298	80,083
Ser. 3300, PO, zero %, 2037		231,699	211,223
Ser. 2947, Class AO, PO, zero %, 2035		4,117	4,039
Ser. 2684, PO, zero %, 2033		741,227	712,593
FRB Ser. 3326, Class YF, zero %, 2037		27,652	25,422
FRB Ser. 3117, Class AF, zero %, 2036		28,796	24,325
FRB Ser. 3326, Class WF, zero %, 2035		117,289	107,783
FRB Ser. 3036, Class AS, zero %, 2035		37,856	32,572

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.011s, 2037		159,559	325,731
IFB Ser. 06-62, Class PS, 38.138s, 2036		798,371	1,371,460
IFB Ser. 05-74, Class NK, 26.032s, 2035		135,402	242,638
IFB Ser. 06-8, Class HP, 23.49s, 2036		563,318	897,225
IFB Ser. 05-45, Class DA, 23.343s, 2035		1,006,161	1,597,391
IFB Ser. 07-53, Class SP, 23.123s, 2037		852,640	1,298,844
IFB Ser. 08-24, Class SP, 22.207s, 2038		4,209,797	6,719,054
IFB Ser. 05-122, Class SE, 22.072s, 2035		920,952	1,347,030
IFB Ser. 05-75, Class GS, 19.369s, 2035		921,296	1,299,320
IFB Ser. 05-106, Class JC, 19.214s, 2035		784,181	1,210,744
IFB Ser. 05-83, Class QP, 16.631s, 2034		276,040	370,994
IFB Ser. 11-4, Class CS, 12.313s, 2040		3,067,835	3,458,323
IFB Ser. 11-27, Class AS, IO, 6.186s, 2041		6,243,808	824,120
Ser. 10-83, Class HI, IO, 5s, 2039		6,881,488	915,651
FRB Ser. 03-W14, Class 2A, 3.66s, 2043		1,585	1,556
FRB Ser. 03-W3, Class 1A4, 3.471s, 2042		2,625	2,597
FRB Ser. 04-W7, Class A2, 3.393s, 2034		641	670
FRB Ser. 04-W2, Class 4A, 3.26s, 2044		1,669	1,663
FRB Ser. 03-W11, Class A1, 3.034s, 2033		124	127
FRB Ser. 07-95, Class A3, 0.544s, 2036		11,005,000	10,124,600
Ser. 01-50, Class B1, IO, 0.405s, 2041		11,929,018	119,290
Ser. 01-79, Class BI, IO, 0.309s, 2045		2,209,339	19,332
Ser. 08-53, Class DO, PO, zero %, 2038		744,999	632,743
Ser. 07-64, Class LO, PO, zero %, 2037		298,469	274,600
Ser. 07-44, Class CO, PO, zero %, 2037		400,363	356,944
Ser. 08-36, Class OV, PO, zero %, 2036		87,757	71,597
Ser. 04-61, Class CO, PO, zero %, 2031		135,396	134,215
Ser. 1988-12, Class B, zero %, 2018		9,954	9,201
FRB Ser. 06-104, Class EK, zero %, 2036		18,243	17,696
FRB Ser. 05-45, Class FG, zero %, 2035		22,769	22,086
IFB Ser. 06-48, Class FG, zero %, 2036		25,835	25,227

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.339s, 2041		5,827,724	8,718,625
IFB Ser. 10-158, Class SD, 14.146s, 2040		1,057,000	1,460,658
IFB Ser. 11-70, Class WS, 9.13s, 2040		1,821,000	2,052,431
IFB Ser. 11-81, Class SB, IO, 6.422s, 2036		12,057,970	2,380,002
IFB Ser. 10-113, Class SJ, IO, 6.415s, 2035		5,820,590	1,026,484
IFB Ser. 11-61, Class CS, IO, 6.395s, 2035		3,621,560	548,080
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038		5,109,569	839,860
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040		4,183,406	682,565
IFB Ser. 10-58, Class LS, IO, 6.265s, 2039		5,553,664	903,859
IFB Ser. 10-42, Class CS, IO, 6.215s, 2040		3,743,358	622,558
IFB Ser. 09-103, Class SW, IO, 6.115s, 2037		12,760,966	1,523,276
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040		10,518,933	1,744,460
IFB Ser. 10-115, Class TS, IO, 5.815s, 2038		7,536,027	1,237,717
IFB Ser. 10-158, Class SA, IO, 5.765s, 2040		8,375,915	1,378,592
IFB Ser. 11-70, Class SN, IO, 5.617s, 2041		1,469,000	406,502
Ser. 10-68, Class MI, IO, 5s, 2039		2,830,909	432,167
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		6,760,778	1,119,754
Ser. 10-103, Class IM, IO, 4 1/2s, 2039		11,996,821	1,513,219
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		8,577,042	1,040,824
Ser. 10-107, Class PI, IO, 4 1/2s, 2036		12,737,173	1,321,227
Ser. 10-116, Class QI, IO, 4s, 2034		7,025,303	695,340
Ser. 11-70, PO, zero %, 2041		18,160,374	14,662,142
Ser. 10-151, Class KO, PO, zero %, 2037		1,527,128	1,369,773
Ser. 06-36, Class OD, PO, zero %, 2036		15,124	13,931
FRB Ser. 07-35, Class UF, zero %, 2037		5,310	5,222

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.947s, 2035		329,547	51,080
IFB Ser. 04-4, Class 1AS, IO, 5.255s, 2034		1,584,778	258,888
Ser. 06-RP2, Class 1AS1, IO, 5.189s, 2036		9,015,369	1,333,300
FRB Ser. 06-RP2, Class 1AF1, 0.694s, 2036		9,015,369	6,896,757
FRB Ser. 04-4, Class 1AF, 0.694s, 2034		1,584,778	1,212,355
FRB Ser. 05-RP1, Class 1AF, 0.644s, 2035		329,547	252,103

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.644s, 2034		26,266	21,013

Structured Asset Securities Corp. Ser. 07-4, Class 1A4, IO, 1s, 2045		14,903,092	605,438

Total mortgage-backed securities (cost $121,164,215)			$129,768,169

PURCHASED OPTIONS OUTSTANDING (3.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	$5,044,100	$669,851

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	6,456,810	616,754

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	6,456,810	385,149

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	5,044,100	178,420

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,970,000	73,757

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,970,000	66,428

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,844,000	270,338

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	6,844,000	236,597

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	4,711,000	133,180

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	382,074

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	258,332

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	70,526

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	63,099

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,844,000	258,909

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	6,844,000	225,578

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	4,711,000	125,360

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	6,844,000	245,700

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	6,844,000	213,807

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	66,921

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	59,730

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	7,467,000	220,725

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	4,711,000	116,362

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	63,670

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	56,519

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	4,711,000	108,353

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	340,831

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	219,594

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	7,467,000	205,492

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	19,941,000	349,965

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	59,474

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	52,678

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	4,711,000	98,931

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	7,467,000	190,184

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	16,616,213	1,844,400

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	16,616,213	54,834

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52	13,846,844	1,715,762

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36	13,846,844	1,526,199

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.36	13,846,844	45,556

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 2022.	Jul-12/3.52	13,846,844	33,371

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	5,538,738	681,708

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	5,538,738	13,016

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	13,846,844	1,739,856

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	2,720,000	73,277

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	13,846,844	30,325

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	1,638,744

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	27,714

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	1,689,651

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	31,673

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	24,297

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	24,297

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	24,297

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	24,297

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	24,297

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	55,692

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	48,698

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	13,189,000	302,292

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	13,189,000	302,292

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	13,189,000	308,623

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	7,467,000	174,280

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	21,942

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	21,942

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	21,942

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	2,872,000	21,942

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683	2,872,000	21,942

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	1,970,000	51,456

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	1,970,000	44,384

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,513,000	291,333

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,513,000	167,528

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	7,467,000	156,956

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,970,000	46,551

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,970,000	39,755

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074	7,467,000	139,484

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	2,720,000	89,842

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	27,370

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	27,370

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	27,370

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	2,872,000	27,370

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861	2,872,000	27,370

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	1,970,000	41,705

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	1,970,000	34,830

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	13,106,000	182,698

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	13,106,000	182,698

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	13,106,000	147,180

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765	6,559,000	40,469

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	2,624,000	37,182

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	19,081,000	339,642

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	19,081,000	303,006

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	33,633,000	164,129

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	33,633,000	5,718

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	2,872,000	21,913

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	2,872,000	21,913

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	2,872,000	21,913

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	2,872,000	21,913

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869	2,872,000	21,913

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	3,513,000	222,408

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	3,513,000	88,422

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	19,081,000	276,102

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	19,081,000	238,894

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	3,000	65

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	3,000	17

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	27,505,000	73,713

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	27,505,000	7,151

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	35,759,057	133,024

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	35,759,057	2,146

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27	2,720,000	61,934

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03	19,081,000	190,238

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03	19,081,000	151,694

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953	13,189,000	42,073

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475	13,189,000	39,963

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325	13,189,000	43,392

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785	3,513,000	146,597

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785	3,513,000	13,349

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215	3,000	51

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215	3,000	3

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60	13,817,507	2,922,403

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545	35,759,057	130,521

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545	35,759,057	36

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60	13,817,507	14

Total purchased options outstanding (cost $21,701,839)			$27,525,517

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029		$8	$9
5s, with due dates from August 20, 2033 to August 20, 2040		7,569,532	8,372,541
4s, February 20, 2041		919,789	985,503
3 1/2s, TBA, January 1, 2042		6,000,000	6,245,156

			15,603,209
U.S. Government Agency Mortgage Obligations (32.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029		930,179	1,081,419
6s, September 1, 2021		17,652	19,053
5 1/2s, with due dates from July 1, 2019 to August 1, 2019		326,069	354,312
4 1/2s, with due dates from January 1, 2037 to June 1, 2037		1,453,555	1,540,876
4s, TBA, January 1, 2042		35,000,000	36,700,783
3 1/2s, January 1, 2041		542,793	557,868

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017		76,150	82,536
6s, with due dates from August 1, 2012 to August 1, 2022		2,756,086	2,987,492
6s, TBA, January 1, 2042		20,000,000	22,021,876
5 1/2s, with due dates from September 1, 2017 to February 1, 2021		659,485	717,254
5s, with due dates from January 1, 2038 to February 1, 2038		198,133	213,884
5s, March 1, 2021		40,845	44,122
4 1/2s, March 1, 2039		309,192	334,362
4s, with due dates from May 1, 2019 to September 1, 2020		311,670	329,335
3 1/2s, TBA, January 1, 2042		176,000,000	181,032,509

			248,017,681

Total U.S. government and agency mortgage obligations (cost $260,165,867)			$263,620,890

U.S. TREASURY OBLIGATIONS (31.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021		$16,475,000	$25,763,342
7 1/2s, November 15, 2016		10,948,000	14,439,812
7 1/8s, February 15, 2023		14,634,000	22,155,507
6 1/4s, May 15, 2030(SEGSF)		10,723,000	16,586,018
6 1/4s, August 15, 2023(SEGSF)		17,491,000	25,061,309
6s, February 15, 2026(SEGSF)		15,756,000	22,736,934
5 1/2s, August 15, 2028		14,632,000	20,666,168
5 1/4s, February 15, 2029(SEGSF)		14,641,000	20,231,467
5 1/4s, November 15, 2028(SEGSF)		14,988,000	20,668,289
4 1/2s, August 15, 2039(SEGSF)		12,231,000	16,188,302
4 1/2s, February 15, 2036		14,640,000	19,158,454
4 3/8s, February 15, 2038(SEGSF)		14,685,000	18,993,391

U.S. Treasury Notes 2 5/8s, November 15, 2020(SEGSF)		158,000	170,128

Total U.S. treasury Obligations (cost $195,402,484)			$242,819,121

SHORT-TERM INVESTMENTS (64.8%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)		86,123,006	$86,123,006

Federal Home Loan Bank discount notes with an effective yield of 0.060%, May 11, 2012		$15,000,000	14,998,920

Federal Home Loan Bank discount notes with an effective yield of 0.030%, April 9, 2012		7,000,000	6,999,622

Federal Home Loan Mortgage backed security with an effective yield of 0.060%, May 15, 2012		12,211,000	12,210,096

Federal Home Loan Mortgage backed security with an effective yield of 0.060%, May 14, 2012		20,000,000	19,998,540

Federal Home Loan Mortgage Backed Security with an effective yield of 0.025%, April 16, 2012		17,500,000	17,498,985

Federal Home Loan Mortgage Backed Security with an effective yield of 0.023%, February 14, 2012		5,000,000	4,999,859

Federal Home Loan Mortgage Backed Security with an effective yield of 0.020%, April 2, 2012		17,500,000	17,499,125

Federal National Mortgage Association discount notes with an effective yield of 0.070%, May 21, 2012		20,000,000	19,998,460

Federal National Mortgage Association discount notes with an effective yield of 0.070%, June 6, 2012(SEGSF)		17,760,000	17,757,709

Federal National Mortgage Association discount notes with an effective yield of 0.055%, May 9, 2012		17,500,000	17,498,758

Federal National Mortgage Association discount notes with effective yields ranging from 0.020% to 0.025%, April 2, 2012		22,000,000	21,998,900

Straight-A Funding, LLC asset-backed commerical paper with an effective yield of 0.210%, February 12, 2012		23,000,000	22,993,809

U.S. Treasury Bills with effective yields ranging from 0.105% to 0.106%, December 13, 2012(SEGSF)		19,500,000	19,479,935

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.131%, May 3, 2012(SEG)(SEGSF)		46,330,000	46,326,108

U.S. Treasury Bills with an effective yield of 0.088%, November 15, 2012(SEGSF)		10,000,000	9,992,300

U.S. Treasury Bills with an effective yield of 0.077%, October 18, 2012		20,000,000	19,986,360

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.082%, July 26, 2012(SEG)(SEGSF)		3,541,000	3,539,892

U.S. Treasury Bills with an effective yield of 0.033%, April 12, 2012(SEGSF)		45,000,000	44,997,795

U.S. Treasury Bills with an effective yield of 0.027%, May 10, 2012(SEGSF)		15,000,000	14,998,395

U.S. Treasury Bills with an effective yield of 0.011%, February 23, 2012(SEGSF)		15,000,000	14,999,757

U.S. Treasury Bills with an effective yield of 0.010%, January 26, 2012(SEGSF)		45,000,000	44,999,687

Total short-term investments (cost $499,862,096)			$499,896,018

TOTAL INVESTMENTS

Total investments (cost $1,098,296,501)(b)			$1,163,629,715

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	292	$42,285,250	Mar-12	$(678,078)
U.S. Treasury Note 10 yr (Short)	191	25,044,875	Mar-12	(249,621)

Total				$(927,699)

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $46,696,878) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	6,761,294	Jun-16/4.815	1,223,422
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/4.12	461,701
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	5,733,974	Jun-16/4.575	555,846
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	5,770,612	Jun-16/4.39	509,695
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	4,276,423	Jul-14/4.36	713,684
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	6,920,782	Jul-16/4.79	1,232,425
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.	2,033,000	Jan-12/2.52	88,253
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	1,546,000	Jul-12/2.6825	88,153
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	2,127,000	Apr-12/2.60	107,094
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	631,400	Aug-12/2.855	43,870
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.	9,308,256	May-16/4.60	912,209
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 2021.	9,354,814	May-16/4.36	827,995
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 2021.	9,501,169	May-16/4.11	744,778
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	23,033,582	Aug-16/4.17	1,829,857
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	31,990,778	Aug-16/4.28	4,516,266
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.46	2,979,466
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	44,468,500	May-12/5.51	13,758,109
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	17,656,640	Feb-15/5.27	4,072,698
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.375	2,862,530
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	7,846,920	Feb-15/5.36	1,813,572
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	13,753,000	Aug-12/2.4475	577,351
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	5,744,000	May-12/2.324	183,234
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	7,977,849	May-16/4.7575	816,461
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	5,744,000	Jun-12/2.346	196,502
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	30,457,512	May-16/4.77	3,130,880
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	5,744,000	Jul-12/2.372	209,771
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	12,183,004	May-16/4.745	1,240,827
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	5,744,000	Aug-12/2.394	221,891
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	5,744,000	Sep-12/2.419	233,494
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	5,744,000	Oct-12/2.443	245,154
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	7,365,343	Jul-16/4.815	1,290,467
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,134	Jul-14/4.3725	747,178
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,946,137	Jul-16/4.80	513,152
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,820,449	Jul-14/4.34	293,921
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	2,847,159	Aug-16/4.35	414,586
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,122	Jul-14/4.35	738,183
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	6,559,000	Oct-16/2.5625	205,493
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	2,624,000	Oct-16/2.7975	96,432
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.	7,365,343	Jul-16/4.80	1,283,013
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,122	Jul-14/4.19	685,267
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.	7,365,343	Jul-16/4.67	1,218,633
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.4275	394,446
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 2026.	21,828,974	Jun-16/4.86	3,901,995
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	10,843,431	May-16/4.765	1,138,560
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.498	446,871
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	10,485,000	Apr-12/2.498	446,871
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.	8,969,000	Jan-12/2.46325	345,307
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	10,894,000	Jul-12/2.61875	570,737
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	5,461,347	Aug-14/4.20	825,089
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.	8,969,000	Jan-12/2.453	337,324
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	10,894,000	Jul-12/2.6075	562,566
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	10,894,000	Jul-12/2.6075	562,566
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,838,411	Aug-16/4.68	1,467,654
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.	8,969,000	Jan-12/2.4475	332,840
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,982,000	Mar-12/2.119	34,863
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	34,682
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,982,000	Mar-12/2.119	34,863
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	34,682
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,982,000	Mar-12/2.119	34,863
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	34,682
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,982,000	Mar-12/2.119	34,863
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	34,682
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,982,000	Mar-12/2.119	34,863
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,350,000	Jun-12/2.183	34,682
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	39,434
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	39,434
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	39,434
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,039,000	Apr-12/2.111	39,434
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111 versus the three month USD-LIBOR-BBA maturing April 2022.	$2,039,000	Apr-12/2.111	$39,434
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	4,565,874	Jul-14/4.29	738,316
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	36,021
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	36,021
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714 versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	36,021
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	36,021
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	36,021
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	7,389,217	Jul-16/4.74	1,291,849
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	44,468,500	May-12/5.51	222
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	6,761,294	Jun-16/4.815	197,085
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	5,733,974	Jun-16/4.575	99,209
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/5.12	80,851
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	5,770,612	Jun-16/4.89	87,402
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	4,276,423	Jul-14/4.36	76,745
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	6,920,782	Jul-16/4.79	210,752
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	631,400	Aug-12/2.855	6,463
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 2021.	9,308,256	May-16/4.60	158,687
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2021.	9,354,814	May-16/4.86	142,867
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 2021.	9,501,169	May-16/5.11	130,955
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	23,033,582	Aug-16/4.17	498,309
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	31,990,778	Aug-16/4.28	1,257,494
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.46	420,170
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.375	446,035
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	17,656,640	Feb-15/5.27	242,726
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	7,846,920	Feb-15/5.36	107,503
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	12,183,004	May-16/4.745	192,431
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	30,457,512	May-16/4.77	476,020
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	7,977,849	May-16/4.7575	125,324
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	7,365,343	Jul-16/4.815	221,896
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,134	Jul-14/4.3725	83,286
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,946,137	Jul-16/4.80	89,563
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,820,449	Jul-14/4.34	34,224
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	2,847,159	Aug-16/5.35	67,503
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,122	Jul-14/4.35	84,651
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 2026.	7,365,343	Jul-16/4.80	224,348
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	4,551,122	Jul-14/4.19	94,208
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2026.	7,365,343	Jul-16/4.67	238,873
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 2026.	21,828,974	Jun-16/5.86	400,845
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	10,843,431	May-16/4.765	170,914
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	5,461,347	Aug-14/4.20	113,050
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,838,411	Aug-16/4.68	285,383
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	4,565,874	Jul-14/4.29	85,825
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	7,389,217	Jul-16/4.74	229,982

Total			$77,325,535

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$19,134,000		$(392,725)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$190,155
	90,809,000		5,870,802	8/8/21	4.7%	3 month USD-LIBOR-BBA	(17,680,802)
	98,035,200		314,511	7/8/26	3.76%	3 month USD-LIBOR-BBA	(18,565,895)
	24,578,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	1,251,781
	1,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	16
	32,325,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	508,675
	132,241,000		—	12/15/13	0.677%	3 month USD-LIBOR-BBA	112,016
	261,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	731
	2,618,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(12,331)
	Barclays Bank PLC
	9,901,143		89,605	9/8/16	2.065%	3 month USD-LIBOR-BBA	(379,048)
	10,638,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(28,252)
	2,618,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(12,200)
	3,272,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(5,595)
	19,134,000		(139,678)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(13,415)
	35,774,400		(6,677)	2/17/19	3.4%	3 month USD-LIBOR-BBA	(4,667,853)
	109,173,200		(200,400)	6/17/16	3 month USD-LIBOR-BBA	1.93%	3,708,156
	34,969,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	237,556
	17,308,000		(30,289)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	11,077
	1,700,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(24,684)
	79,220,900		—	10/7/15	1.041%	3 month USD-LIBOR-BBA	(324,219)
	8,038,170		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	91,718
	38,198,769		187,174	10/11/16	1.97%	3 month USD-LIBOR-BBA	(1,349,827)
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	16,367,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	1,607,076
	9,160,800		11,810	3/30/31	3 month USD-LIBOR-BBA	4.17%	2,510,681
	174,814,800		(85,667)	7/22/15	1.38%	3 month USD-LIBOR-BBA	(3,787,984)
	3,000		(41)	12/13/21	3 month USD-LIBOR-BBA	2.19%	6
	12,987,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	81,627
	3,809,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(97,855)
	19,609,000		—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(8,728)
	111,988,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	3,894,364
	474,564,000		—	12/9/13	3 month USD-LIBOR-BBA	0.6685%	(453,907)
	32,260,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	53,730
	5,316,000		—	12/12/21	2.17%	3 month USD-LIBOR-BBA	(73,867)
	3,633,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	119,280
	2,000		—	12/12/21	2.12%	3 month USD-LIBOR-BBA	(19)
	33,590,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	49,513
	544,000		—	12/13/21	2.128%	3 month USD-LIBOR-BBA	(5,423)
	12,272,000		—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(16,872)
	4,000		—	12/14/21	2.165%	3 month USD-LIBOR-BBA	(53)
	3,475,000		—	12/14/41	2.763%	3 month USD-LIBOR-BBA	(121,774)
	97,447,000		—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	701,474
	11,552,000		—	12/16/21	3 month USD-LIBOR-BBA	2.085%	66,563
	7,800,000		—	12/16/13	3 month USD-LIBOR-BBA	0.73%	1,384
	30,441,000		—	12/16/13	3 month USD-LIBOR-BBA	0.72375%	1,701
	2,987,000		—	12/16/41	2.675%	3 month USD-LIBOR-BBA	(48,264)
	261,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	731
	127,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(23)
	8,569,000		—	12/21/13	3 month USD-LIBOR-BBA	0.735%	1,722
	6,427,000		—	12/21/21	3 month USD-LIBOR-BBA	2.01375%	(7,609)
	19,725,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(4,855)
	Citibank, N.A.
	79,212,500		(780,402)	9/26/20	3 month USD-LIBOR-BBA	1.96%	63,090
	106,952,250		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(1,710,850)
	6,511,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(316,395)
	964,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	7,355
	402,000		—	8/4/16	1.54375%	3 month USD-LIBOR-BBA	(9,465)
	41,058,000		2,583,575	7/26/21	4.52%	3 month USD-LIBOR-BBA	(7,419,342)
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	183,308,600		375,771	8/25/20	3 month USD-LIBOR-BBA	2.1%	4,908,962
	44,671,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(34,186)
	26,537,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	135,646
	207,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(37)
	2,618,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(12,331)
	Credit Suisse International
	178,514,300		(43,537)	5/27/20	3 month USD-LIBOR-BBA	3.06%	17,486,881
	21,339,852		(1,004,040)	12/8/41	3 month USD-LIBOR-BBA	4.11%	5,873,737
	81,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(15)
	36,857,000		—	12/23/13	3 month USD-LIBOR-BBA	0.73125%	4,043
	22,060,000		—	12/23/21	2.07875%	3 month USD-LIBOR-BBA	(103,442)
	984,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(12,574)
	5,093,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	45,652
	2,953,000		—	12/29/21	3 month USD-LIBOR-BBA	2.123%	25,041
	2,618,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(12,200)
	149,733,150		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(2,584,852)
	87,308,800		(116,364)	3/14/16	3 month USD-LIBOR-BBA	2.35%	5,092,738
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	146,722,700		(30,018)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(6,420,745)
	5,641,000		—	11/8/16	1.239%	3 month USD-LIBOR-BBA	(17,870)
	9,459,860		437,992	11/10/41	3.51625%	3 month USD-LIBOR-BBA	(1,436,099)
	40,578,600		(85,056)	8/15/41	3.24%	3 month USD-LIBOR-BBA	(6,026,294)
	18,643,000		903,253	11/16/41	3.425%	3 month USD-LIBOR-BBA	(2,418,794)
	3,849,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(669,072)
	1,064,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(117,919)
	1,183,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	26,949
	4,720,400		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	714,362
	2,065,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(166,828)
	7,465,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	340,658
	7,556,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	320,701
	3,832,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	155,703
	2,571,000		—	12/13/13	0.6425%	3 month USD-LIBOR-BBA	3,869
	12,538,000		—	12/15/13	0.675%	3 month USD-LIBOR-BBA	11,133
	123,884,000		—	12/16/21	3 month USD-LIBOR-BBA	2.0895%	764,852
	Deutsche Bank AG
	22,590,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(32,031)
	4,359,064		(216,863)	12/23/41	3 month USD-LIBOR-BBA	4.0625%	1,138,326
	90,435,180		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	81,536
	166,580,484		—	10/7/16	1.3045%	3 month USD-LIBOR-BBA	(1,318,890)
	488,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	3,401
	60,290,120		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	45,816
	111,053,656		—	10/7/16	1.30125%	3 month USD-LIBOR-BBA	(861,760)
	9,824,430		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	109,760
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	1,959,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	70,034
	1,000	(E)	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	16
	31,445,000		—	12/2/21	2.2315%	3 month USD-LIBOR-BBA	(638,235)
	75,272,930		1,283,403	7/21/21	3.55%	3 month USD-LIBOR-BBA	(10,289,391)
	1,000		—	12/8/21	3 month USD-LIBOR-BBA	2.22%	19
	2,450,000		—	12/13/21	2.111%	3 month USD-LIBOR-BBA	(20,579)
	35,445,000		—	12/14/41	2.7575%	3 month USD-LIBOR-BBA	(1,200,536)
	26,673,000		—	12/14/13	0.6655%	3 month USD-LIBOR-BBA	28,473
	3,312,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(129,594)
	6,968,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(50,416)
	261,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	731
	28,147,000		—	12/21/13	0.735%	3 month USD-LIBOR-BBA	(5,656)
	130,381,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(239,371)
	9,372,000		—	12/21/16	3 month USD-LIBOR-BBA	1.246%	12,117
	207,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(37)
	32,258,000		—	1/3/14	3 month USD-LIBOR-BBA	0.773%	28,710
	Goldman Sachs International
	261,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	731
	207,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(37)
	25,962,000		(63,120)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(3,458)
	25,962,000		(79,184)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(21,455)
	33,633,000		(58,858)	12/21/13	0.53%	3 month USD-LIBOR-BBA	71,504
	33,633,000		(58,858)	12/23/13	0.476%	3 month USD-LIBOR-BBA	107,862
	16,816,000		(29,218)	1/4/14	0.61%	3 month USD-LIBOR-BBA	10,468
	27,387,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	13,085
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	125,762,100		(53,461)	7/20/16	3 month USD-LIBOR-BBA	1.79%	4,508,631
	1,959,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	70,034
	430,000		—	8/24/16	1.235%	3 month USD-LIBOR-BBA	(3,202)
	10,871,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	80,786
	43,291,000		—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	948,956
	86,951,000		—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(91,127)
	45,019,000		—	12/5/41	2.8137%	3 month USD-LIBOR-BBA	(2,090,084)
	18,509,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	838,193
	2,535,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(91,867)
	3,832,045		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(115,457)
	43,800,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(26,897)
	3,855,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(156,391)
	96,389,700		244,321	5/20/16	3 month USD-LIBOR-BBA	2.00%	4,123,640
	49,580,310		(645,784)	11/30/16	3 month USD-LIBOR-BBA	2.31%	2,043,166
	4,672,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	175,105
	9,909,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(6,993)
	7,673,000		—	12/15/21	2.10%	3 month USD-LIBOR-BBA	(55,517)
	4,601,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	579
	642,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(2,959)
	JPMorgan Chase Bank, N.A.
	261,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	731
	207,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(37)
	10,638,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(28,252)
	12,377,000		—	12/29/13	3 month USD-LIBOR-BBA	0.754%	6,484
	2,618,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(12,566)
	40,202,800		127,363	3/11/26	4.12%	3 month USD-LIBOR-BBA	(9,157,652)
	2,412,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	70,792
	125,597,000		22,421	3/31/16	3 month USD-LIBOR-BBA	2.42%	7,807,556
	43,781,000		2,743,974	7/26/21	4.46%	3 month USD-LIBOR-BBA	(7,678,119)
	43,781,000		2,749,447	7/26/21	4.525%	3 month USD-LIBOR-BBA	(7,937,515)
	65,671,500		4,155,857	7/27/21	4.745%	3 month USD-LIBOR-BBA	(13,213,860)
	7,438,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	33,271
	17,174,000		—	11/22/16	3 month USD-LIBOR-BBA	1.348%	133,070
	7,510,000		—	11/23/16	1.32%	3 month USD-LIBOR-BBA	(47,441)
	62,915,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	993,087
	6,357,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	82,855
	8,168,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	206,626
	9,060,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	210,929
	5,984,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	36,119
	1,296,000		—	12/6/41	2.812%	3 month USD-LIBOR-BBA	(59,618)
	101,140,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(28,871)
	7,181,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	299,957
	7,664,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	286,654
	124,081,000		—	12/12/13	0.659%	3 month USD-LIBOR-BBA	144,206
	9,733,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(12,526)

	Total		$17,981,039				$(56,447,980)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$817,612	$(639)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	$2,316
6,054,947	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(41,484)
5,959,987	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	29,012
18,170,295	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	122,710
13,703,473	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(93,886)
8,870,492	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,939
6,781,324	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35,826
37,492,069	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(256,868)
18,221,109	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	96,264
21,376,628	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	112,935
3,051,518	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(25,883)
30,659,288	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(210,055)
22,322,133	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	117,930
9,029,360	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	64,165
1,054,969	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,819)
7,439,095	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(41,808)
39,464,544	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	208,495
7,053,423	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(47,634)
12,940,639	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(88,660)
5,152,068	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	25,921
13,616,090	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71,935
172,174	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	838
215,218	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,047
236,830	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,066
768,368	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,460
556,817	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,507
59,456	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	402
13,193,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	89,100
1,639,312	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(10,840)
15,040,431	(101,053)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,802
Citibank, N.A.
3,001,772	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,859
326,405	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,724
Credit Suisse International
144,858	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	705
822,178	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,344
Deutsche Bank AG
7,411,398	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	61,249
Goldman Sachs International
10,876,789	(124,063)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	53,517
12,595,767	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	66,545
6,754,127	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(57,289)
972,620	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,734

Total					$362,121

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $771,372,719.
(b)	The aggregate identified cost on a tax basis is $1,098,396,361, resulting in gross unrealized appreciation and depreciation of $74,465,170 and $9,231,816, respectively, or net unrealized appreciation of $65,233,354.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,303 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $29,653,435 and $42,279,754, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $426,948,940 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 420 on futures contracts for the reporting period. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 1,198,800 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific markets/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $23,571,790 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $147,571,407 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $150,697,897.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$129,768,169	$—
Purchased options outstanding	—	27,525,517	—
U.S. Government and Agency Mortgage Obligations	—	263,620,890	—
U.S. Treasury Obligations	—	242,819,121	—
Short-term investments	86,123,006	413,773,012	—

Totals by level	$86,123,006	$1,077,506,709	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(927,699)	$—	$—
Written options	—	(77,325,535)	—
Interest rate swap contracts	—	(74,429,019)	—
Total return swap contracts	—	587,876	—

Totals by level	$(927,699)	$(151,166,678)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$108,579,871	$233,148,731

Total	$108,579,871	$233,148,731

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012